Fair value of financial assets and liabilities - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
EPDSolutionsLtd[Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Percentage points increase for every milestone	10
Percentage points decrease for every milestone	(10)
Basis points increase in discount rate	100
Basis points decrease in discount rate	100
EPDSolutionsLtd[Member] | Bottom of range [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Milestones and discount rates	3.00%
EPDSolutionsLtd[Member] | Bottom of range [member] | Discount rates [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	(3.00%)
EPDSolutionsLtd[Member] | Bottom of range [member] | Milestone [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	(4.00%)
EPDSolutionsLtd[Member] | Top of range [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Milestones and discount rates	4.00%
EPDSolutionsLtd[Member] | Top of range [member] | Discount rates [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	3.00%
EPDSolutionsLtd[Member] | Top of range [member] | Milestone [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Change in fair value of contingent consideration	3.00%
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income	€ 0	€ 112